Convertible promissory notes (Details) - USD ($)		1 Months Ended	12 Months Ended
	Jan. 06, 2022	Oct. 31, 2022	Dec. 31, 2022
Convertible promissory notes (Details) [Line Items]
Principal amount	$ 5,000,000
Percentage of principal amount of debt	95.00%
Interest rate			5.00%
Conversion price description			The conversion price shall be the lower of (i) US$3.50 per ADS, or (ii) 85% of a reference price benchmarked against the trading price of the Company’s ADSs. In addition, the Company will also issue to the Purchaser 1,000,000 Ordinary Shares as commitment fee at closing.
Recognized embedded beneficial conversion	$ 939,376
Amortization			$ 149,000
Principal amount		$ 1,000,000
Aggregate ordinary shares (in Shares)		76,943,540
Ordinary Shares [Member]
Convertible promissory notes (Details) [Line Items]
Ordinary share par value (in Dollars per share)			$ 0.00005